Legal Proceedings (Details) - USD ($)	3 Months Ended	15 Months Ended
	Sep. 30, 2017	Sep. 30, 2017	Oct. 06, 2017	Feb. 04, 2016
Date Annual Report Filed regarding pending legal proceedings	Oct. 12, 2017
Release Settlement Executed with Donna Rayburn	Oct. 06, 2017
Stock Warrants returned by Rayburn			10,000,000
Common Stock Issued for Meadows Settlement			45,000,000
Issued Immediately			20,000,000
Issued upon increase of authorized			25,000,000
Stock Price Limit to re-sell shares	$ 0.06
Stock Warrants Returned			$ 55,096,825
Rodney Peterson
Shares Issued to settle claims				6,800,000
Roy Meadows
Date Claims Asserted Regarding Meadows Case		Apr. 20, 2016